Segment Information - Summary of Significant Information Relating to Company's Reportable Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 3,032	$ 3,423
Production Costs	1,794	1,889
Depreciation and depletion	983	990
Earnings (loss) from mine operations, associates and joint venture	255	544
Expenditures on mining interests	1,155	1,075
Assets	16,967	21,685
Liabilities	7,092	7,501
Operating segments [member]
Disclosure of operating segments [line items]
Assets	16,967	21,685
Liabilities	7,092	7,501
Net assets	9,875	14,184
Operating segments [member] | Attributable segments [member]
Disclosure of operating segments [line items]
Revenues	3,711	4,210
Production Costs	2,111	2,271
Depreciation and depletion	1,097	1,043
Earnings (loss) from mine operations, associates and joint venture	503	896
Expenditures on mining interests	1,221	1,124
Excluding attributable amounts from associates and joint venture [member]
Disclosure of operating segments [line items]
Revenues	(679)	(787)
Production Costs	(317)	(382)
Depreciation and depletion	(114)	(53)
Earnings (loss) from mine operations, associates and joint venture	(248)	(352)
Expenditures on mining interests	(66)	(49)
Eleonore [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	429	377
Production Costs	271	251
Depreciation and depletion	170	137
Earnings (loss) from mine operations, associates and joint venture	(12)	(11)
Expenditures on mining interests	71	109
Assets	1,154	2,735
Liabilities	76	273
Net assets	1,078	2,462
Musselwhite [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	263	293
Production Costs	151	144
Depreciation and depletion	43	41
Earnings (loss) from mine operations, associates and joint venture	69	108
Expenditures on mining interests	84	58
Assets	614	546
Liabilities	192	153
Net assets	422	393
Porcupine [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	321	341
Production Costs	189	209
Depreciation and depletion	105	122
Earnings (loss) from mine operations, associates and joint venture	27	10
Expenditures on mining interests	139	109
Assets	1,138	990
Liabilities	193	196
Net assets	945	794
Red Lake [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	328	264
Production Costs	201	180
Depreciation and depletion	67	87
Earnings (loss) from mine operations, associates and joint venture	60	(3)
Expenditures on mining interests	81	80
Assets	1,056	1,731
Liabilities	159	88
Net assets	897	1,643
Penasquito [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,050	1,400
Production Costs	680	751
Depreciation and depletion	315	279
Earnings (loss) from mine operations, associates and joint venture	55	370
Expenditures on mining interests	518	532
Assets	6,887	8,370
Liabilities	2,429	3,089
Net assets	4,458	5,281
Cerro Negro [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	641	609
Production Costs	277	258
Depreciation and depletion	261	267
Earnings (loss) from mine operations, associates and joint venture	103	84
Expenditures on mining interests	77	87
Assets	2,277	3,285
Liabilities	514	531
Net assets	1,763	2,754
Pueblo Viejo [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	538	569
Production Costs	222	199
Depreciation and depletion	108	39
Earnings (loss) from mine operations, associates and joint venture	208	331
Expenditures on mining interests	58	46
Assets	1,670	1,746
Net assets	1,670	1,746
Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	141	357
Production Costs	120	279
Depreciation and depletion	28	71
Earnings (loss) from mine operations, associates and joint venture	(7)	7
Expenditures on mining interests	193	103
Assets	2,171	2,282
Liabilities	3,529	3,171
Net assets	$ (1,358)	$ (889)